CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDINGS (Statement of Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 65,072	$ 48,179	$ 148,148	$ 411,803	$ 187,294	$ 21,117	$ 238,876
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization			162,565	145,975	199,383	186,412	118,001
Stock-based compensation			12,658	6,329	9,218	6,095	3,753
Change in fair value of catalyst lease obligation			4,556	(8,982)	(10,184)	(3,969)	(4,691)
Deferred income taxes			27,813	0
Non-cash lower of cost or market inventory adjustment			(320,833)	81,147	427,226	690,110	0
Non-cash change inventory repurchase obligations			29,317	53,370	63,389	(93,246)	(20,492)
Pension and other post retirement benefits costs			25,894	19,340	26,982	22,600	16,728
Gain on disposition of property, plant and equipment			11,381	(1,133)	(1,004)	(895)	(183)
(Gain) loss on sale of assets	8,159	(142)	11,381	(1,133)	(1,004)	(895)	(183)
Equity in earnings of subsidiaries	0	0	0	0	0	0	0
Equity (income) loss in investee	(1,621)	0	(1,621)	0
Changes in current assets and current liabilities:
Accounts receivable			(194,898)	155,645	97,636	45,378	(92,851)
Due to/from affiliates					12,104	8,407	14,721
Due to/from affiliates			8,194	12,566
Inventories			54,052	(110,830)	(271,892)	(394,031)	45,991
Prepaid expense and other current assets			(20,203)	(22,995)	(631)	23,686	(42,455)
Accounts payable			50,297	(122,748)	(25,015)	(67,111)	42,236
Accrued expenses			308,047	(342,781)	(37,737)	59,899	214,817
Deferred revenue			8,029	2,947	2,816	(6,539)	(202,777)
Other assets and liabilities			(21,880)	(21,884)	(27,182)	(2,225)	(20,403)
Net cash provided by operations			291,516	257,769	652,403	495,688	311,271
Cash flow from investing activities:
Acquisition of Torrance refinery and related logistics assets			(971,932)	0	(565,304)	0	0
Expenditures for property, plant and equipment			(187,743)	(287,931)	(352,365)	(470,460)	(318,394)
Expenditures for deferred turnaround costs			(138,936)	(39,725)	(53,576)	(137,688)	(64,616)
Expenditures for other assets			(27,735)	(7,275)	(8,236)	(17,255)	(32,692)
Investment in subsidiaries			0	0
Chalmette Acquisition working capital settlement			(2,659)	0
Proceeds from sale of assets			13,030	168,270	168,270	202,654	102,428
Net cash used in investing activities			(1,315,975)	(166,661)	(811,211)	(422,749)	(313,274)
Cash flows from financing activities:
Proceeds from catalyst lease			7,927	0	0	0	14,337
Contributions from PBF LLC related to TVPC			175,000	0
Distribution to Parent			0
Distribution to members			(92,503)	0	(350,658)	(361,352)	(215,846)
Proceeds from intercompany notes payable			635	29,773	347,783	90,631	31,835
Repayments of affiliate notes payable			(517)	0
Proceeds from revolver borrowings			550,000	0	170,000	395,000	1,450,000
Proceeds from members' capital contributions					345,000	328,664	1,757
Proceeds from Issuance of Other Long-term Debt				102,075
Repayments of revolver borrowings			(11,457)	(71,938)	(170,000)	(410,000)	(1,435,000)
Repayments of Debt			(11,457)
Business Combination, Payment of Contingent Consideration				(71,938)	0	0	(21,357)
Proceeds from Rail Facility revolver borrowings			0	102,075	102,075	83,095	0
Repayments of Rail Facility revolver borrowings					(71,938)	(45,825)	0
Proceeds from 2023 Senior Secured Notes					500,000	0	0
Deferred financing costs					(17,108)	(11,719)	(1,044)
Net cash provided by (used in) financing activities			629,085	59,910	855,154	68,494	(175,318)
Net increase (decrease) in cash and cash equivalents			(395,374)	151,018	696,346	141,433	(177,321)
Cash and equivalents, beginning of period			914,749	218,403	218,403	76,970	254,291
Cash and equivalents, end of period	519,375	369,421	519,375	369,421	914,749	218,403	76,970
PBF Holding [Member]
Cash flows from operating activities:
Net income					187,294	21,117
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization					199,383	186,412
Stock-based compensation					9,218	6,095
Change in fair value of catalyst lease obligation					(10,184)	(3,969)
Non-cash lower of cost or market inventory adjustment					427,226	690,110
Non-cash change inventory repurchase obligations					63,389	(93,246)
Pension and other post retirement benefits costs					26,982	22,600
Gain on disposition of property, plant and equipment					(1,004)	(895)
Equity in earnings of subsidiaries					0	0
Changes in current assets and current liabilities:
Accounts receivable					97,636	45,378
Due to/from affiliates					12,104	8,407
Inventories					(271,892)	(394,031)
Prepaid expense and other current assets					(631)	23,686
Accounts payable					(25,015)	(67,111)
Accrued expenses					(37,737)	59,899
Deferred revenue					2,816	(6,539)
Other assets and liabilities					(27,182)	(2,225)
Net cash provided by operations					652,403	495,688
Cash flow from investing activities:
Acquisition of Torrance refinery and related logistics assets					(565,304)
Expenditures for property, plant and equipment					(352,365)	(470,460)
Expenditures for deferred turnaround costs					(53,576)	(137,688)
Expenditures for other assets					(8,236)	(17,255)
Investment in subsidiaries					0	0
Capital Contribution to Subsidiaries					0
Proceeds from sale of assets					168,270	202,654
Net cash used in investing activities					(811,211)	(422,749)
Cash flows from financing activities:
Distribution to members					(350,658)	(361,352)
Proceeds from intercompany notes payable					347,783	90,631
Proceeds from revolver borrowings					170,000	395,000
Proceeds from members' capital contributions					345,000	328,664
Repayments of revolver borrowings					(170,000)	(410,000)
Proceeds from Rail Facility revolver borrowings					102,075	83,095
Repayments of Rail Facility revolver borrowings					(71,938)	(45,825)
Proceeds from 2023 Senior Secured Notes					500,000
Deferred financing costs					(17,108)	(11,719)
Net cash provided by (used in) financing activities					855,154	68,494
Net increase (decrease) in cash and cash equivalents					696,346	141,433
Cash and equivalents, beginning of period			914,749	218,403	218,403	76,970
Cash and equivalents, end of period					914,749	218,403	76,970
Issuer [Member]
Cash flows from operating activities:
Net income	65,072	48,179	148,148	411,803	187,942	21,117	238,876
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization			10,828	13,085	17,063	20,334	19,296
Stock-based compensation			0	0	0	0	0
Change in fair value of catalyst lease obligation			0	0	0	0	0
Deferred income taxes			0
Non-cash lower of cost or market inventory adjustment			(320,833)	(2,091)	279,785	566,412
Non-cash change inventory repurchase obligations			29,317	0	0	0	0
Pension and other post retirement benefits costs			5,249	5,769	7,576	6,426	4,575
Gain on disposition of property, plant and equipment			2,418	(251)	(249)	(277)	(388)
(Gain) loss on sale of assets	2,418	(70)	2,418	(251)	(249)	(277)	(388)
Equity in earnings of subsidiaries	438,249	262,000	1,123,054	793,606	1,154,420	1,131,321	(722,673)
Equity (income) loss in investee	0	0	0	0
Changes in current assets and current liabilities:
Accounts receivable			(205,816)	149,427	87,689	69,887	(281,386)
Due to/from affiliates					(1,018,176)	(1,227,851)	626,623
Due to/from affiliates			(1,624,741)	(729,595)
Inventories			56,792	(34,187)	(108,751)	(259,352)	(153,782)
Prepaid expense and other current assets			(6,330)	(17,976)	2,721	22,287	(40,416)
Accounts payable			37,074	(113,856)	(38,609)	(71,821)	109,988
Accrued expenses			661,974	(206,906)	27,925	(131,903)	222,194
Deferred revenue			6,559	2,947	2,816	(6,539)	7,766
Other assets and liabilities			(7,573)	(3,430)	(423)	(1,966)	(1,140)
Net cash provided by operations			(83,880)	268,345	601,729	138,075	29,533
Cash flow from investing activities:
Acquisition of Torrance refinery and related logistics assets			(971,932)		(601,311)
Expenditures for property, plant and equipment			(16,244)	(188,364)	(193,898)	(152,814)	(127,653)
Expenditures for deferred turnaround costs			0	0	0	0	0
Expenditures for other assets			0	0	0	0	0
Investment in subsidiaries			12,800	5,000	10,000	(44,346)
Capital Contribution to Subsidiaries					(5,000)
Chalmette Acquisition working capital settlement			0
Proceeds from sale of assets			0	60,902	60,902	133,845	102,428
Net cash used in investing activities			(975,376)	(122,462)	(729,307)	(63,315)	(25,225)
Cash flows from financing activities:
Proceeds from catalyst lease			0				0
Contributions from PBF LLC related to TVPC			175,000	0
Distribution to Parent			0
Distribution to members			(92,503)	0	(350,658)	(361,352)	(215,846)
Proceeds from intercompany notes payable			635	29,773	347,783	90,631	31,835
Repayments of affiliate notes payable			(517)
Proceeds from revolver borrowings			550,000		170,000	395,000	1,450,000
Proceeds from members' capital contributions					345,000	328,664	0
Proceeds from Issuance of Other Long-term Debt				0
Repayments of revolver borrowings					(170,000)	(410,000)	(1,435,000)
Repayments of Debt			0
Business Combination, Payment of Contingent Consideration				0			0
Proceeds from Rail Facility revolver borrowings					0	0
Repayments of Rail Facility revolver borrowings					0	0
Proceeds from 2023 Senior Secured Notes					500,000
Deferred financing costs					(17,108)	(8,501)	(1,044)
Net cash provided by (used in) financing activities			632,615	29,773	825,017	34,442	(170,055)
Net increase (decrease) in cash and cash equivalents			(426,641)	175,656	697,439	109,202	(165,747)
Cash and equivalents, beginning of period			882,820	185,381	185,381	76,179	241,926
Cash and equivalents, end of period	456,179	361,037	456,179	361,037	882,820	185,381	76,179
Guarantors Subsidiaries [Member]
Cash flows from operating activities:
Net income	(425,021)	(292,138)	(1,064,415)	(852,587)	(1,228,631)	(1,184,027)	722,673
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization			144,011	130,513	178,601	164,550	98,705
Stock-based compensation			12,658	6,329	9,218	6,095	3,753
Change in fair value of catalyst lease obligation			4,556	(8,982)	(10,184)	(3,969)	(4,691)
Deferred income taxes			0
Non-cash lower of cost or market inventory adjustment			0	83,238	147,441	123,698
Non-cash change inventory repurchase obligations			0	53,370	63,389	(93,246)	(20,492)
Pension and other post retirement benefits costs			20,645	13,571	19,406	16,174	12,153
Gain on disposition of property, plant and equipment			97	(232)	(105)	0	205
(Gain) loss on sale of assets	73	1	97	(232)	(105)	0	205
Equity in earnings of subsidiaries	0	0	0	0	0	0	0
Equity (income) loss in investee	0	0	0	0
Changes in current assets and current liabilities:
Accounts receivable			3,695	7,589	16,124	(17,976)	188,535
Due to/from affiliates					1,133,364	1,328,439	(611,902)
Due to/from affiliates			1,588,690	818,461
Inventories			0	(54,258)	(116,074)	20,711	199,773
Prepaid expense and other current assets			(11,768)	(5,019)	(2,999)	1,399	(2,039)
Accounts payable			16,943	(654)	15,710	(1,697)	(67,752)
Accrued expenses			(353,030)	(27,197)	8,172	471	(7,377)
Deferred revenue			0	0	0	0	(210,543)
Other assets and liabilities			(14,210)	(18,276)	(26,769)	(258)	(19,263)
Net cash provided by operations			347,872	145,866	206,663	360,364	281,738
Cash flow from investing activities:
Acquisition of Torrance refinery and related logistics assets			0		19,042
Expenditures for property, plant and equipment			(172,174)	(99,567)	(158,361)	(205,508)	(190,741)
Expenditures for deferred turnaround costs			(138,936)	(39,725)	(53,576)	(137,688)	(64,616)
Expenditures for other assets			(27,735)	(7,275)	(8,236)	(17,255)	(32,692)
Investment in subsidiaries			0	0	0	0
Capital Contribution to Subsidiaries					0
Chalmette Acquisition working capital settlement			(2,659)
Proceeds from sale of assets			0	0	0	0	0
Net cash used in investing activities			(341,504)	(146,567)	(201,131)	(360,451)	(288,049)
Cash flows from financing activities:
Proceeds from catalyst lease			7,927				14,337
Contributions from PBF LLC related to TVPC			0	0
Distribution to Parent			0
Distribution to members			0	0	0	0	0
Proceeds from intercompany notes payable			0	0	0	0	0
Repayments of affiliate notes payable			0
Proceeds from revolver borrowings			0		0	0	0
Proceeds from members' capital contributions					0	0	1,757
Proceeds from Issuance of Other Long-term Debt				0
Repayments of revolver borrowings					0	0	0
Repayments of Debt			0
Business Combination, Payment of Contingent Consideration				0			(21,357)
Proceeds from Rail Facility revolver borrowings					0	0
Repayments of Rail Facility revolver borrowings					0	0
Proceeds from 2023 Senior Secured Notes					0
Deferred financing costs					0	0	0
Net cash provided by (used in) financing activities			7,927	0	0	0	(5,263)
Net increase (decrease) in cash and cash equivalents			14,295	(701)	5,532	(87)	(11,574)
Cash and equivalents, beginning of period			6,236	704	704	791	12,365
Cash and equivalents, end of period	20,531	3	20,531	3	6,236	704	791
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income	(13,228)	30,138	(58,639)	58,981	73,563	52,706	0
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization			7,726	2,377	3,719	1,528	0
Stock-based compensation			0	0	0	0	0
Change in fair value of catalyst lease obligation			0	0	0	0	0
Deferred income taxes			27,813
Non-cash lower of cost or market inventory adjustment			0	0	0	0
Non-cash change inventory repurchase obligations			0	0			0
Pension and other post retirement benefits costs			0	0	0	0	0
Gain on disposition of property, plant and equipment			8,866	(650)	(650)	(618)	0
(Gain) loss on sale of assets	5,668	(73)	8,866	(650)	(650)	(618)	0
Equity in earnings of subsidiaries	0	0	0	0	0	0	0
Equity (income) loss in investee	(1,621)	0	(1,621)	0
Changes in current assets and current liabilities:
Accounts receivable			7,223	(1,371)	(6,177)	(6,533)	0
Due to/from affiliates					(103,084)	(92,181)	0
Due to/from affiliates			44,245	(76,300)
Inventories			(2,740)	(22,385)	(47,067)	(155,390)	0
Prepaid expense and other current assets			(2,105)	0	(353)	0	0
Accounts payable			(5,126)	(8,404)	(857)	8,423	0
Accrued expenses			(897)	(108,678)	(73,834)	191,331	0
Deferred revenue			1,470	0	0	0	0
Other assets and liabilities			(97)	(178)	10	(1)	0
Net cash provided by operations			26,118	(156,608)	(154,730)	(735)	0
Cash flow from investing activities:
Acquisition of Torrance refinery and related logistics assets			0		16,965
Expenditures for property, plant and equipment			675	0	(106)	(112,138)	0
Expenditures for deferred turnaround costs			0	0	0	0	0
Expenditures for other assets			0	0	0	0	0
Investment in subsidiaries			0	0	0	0
Capital Contribution to Subsidiaries					0
Chalmette Acquisition working capital settlement			0
Proceeds from sale of assets			13,030	107,368	107,368	68,809	0
Net cash used in investing activities			13,705	107,368	124,227	(43,329)	0
Cash flows from financing activities:
Proceeds from catalyst lease			0				0
Contributions from PBF LLC related to TVPC			0	5,000
Distribution to Parent			(12,800)
Distribution to members			0	(10,000)	0	0	0
Proceeds from intercompany notes payable			0	0	0	0	0
Repayments of affiliate notes payable			0
Proceeds from revolver borrowings			0		0	0	0
Proceeds from members' capital contributions					5,000	44,346	0
Proceeds from Issuance of Other Long-term Debt				102,075
Repayments of revolver borrowings					0	0	0
Repayments of Debt			(11,457)
Business Combination, Payment of Contingent Consideration				(71,938)			0
Proceeds from Rail Facility revolver borrowings					102,075	83,095
Repayments of Rail Facility revolver borrowings					(71,938)	(45,825)
Proceeds from 2023 Senior Secured Notes					0
Deferred financing costs					0	(3,218)	0
Net cash provided by (used in) financing activities			(24,257)	25,137	25,137	78,398	0
Net increase (decrease) in cash and cash equivalents			15,566	(24,103)	(5,366)	34,334	0
Cash and equivalents, beginning of period			28,968	34,334	34,334	0	0
Cash and equivalents, end of period	44,534	10,231	44,534	10,231	28,968	34,334	0
Combining and Consolidated Adjustments [Member]
Cash flows from operating activities:
Net income	438,249	262,000	1,123,054	793,606	1,154,420	1,131,321	(722,673)
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization			0	0	0	0	0
Stock-based compensation			0	0	0	0	0
Change in fair value of catalyst lease obligation			0	0	0	0	0
Deferred income taxes			0
Non-cash lower of cost or market inventory adjustment			0	0	0	0
Non-cash change inventory repurchase obligations			0	0			0
Pension and other post retirement benefits costs			0	0	0	0	0
Gain on disposition of property, plant and equipment			0	0	0	0	0
(Gain) loss on sale of assets	0	0	0	0	0	0	0
Equity in earnings of subsidiaries	(438,249)	(262,000)	(1,123,054)	(793,606)	(1,154,420)	(1,131,321)	722,673
Equity (income) loss in investee	0	0	0	0
Changes in current assets and current liabilities:
Accounts receivable			0	0	0	0	0
Due to/from affiliates					0	0	0
Due to/from affiliates			0	0
Inventories			0	0	0	0	0
Prepaid expense and other current assets			0	0	0	0	0
Accounts payable			1,406	166	(1,259)	(2,016)	0
Accrued expenses			0	0	0	0	0
Deferred revenue			0	0	0	0	0
Other assets and liabilities			0	0	0	0	0
Net cash provided by operations			1,406	166	(1,259)	(2,016)	0
Cash flow from investing activities:
Acquisition of Torrance refinery and related logistics assets			0		0
Expenditures for property, plant and equipment			0	0	0	0	0
Expenditures for deferred turnaround costs			0	0	0	0	0
Expenditures for other assets			0	0	0	0	0
Investment in subsidiaries			(12,800)	(5,000)	(10,000)	44,346
Capital Contribution to Subsidiaries					5,000
Chalmette Acquisition working capital settlement			0
Proceeds from sale of assets			0	0	0	0	0
Net cash used in investing activities			(12,800)	(5,000)	(5,000)	44,346	0
Cash flows from financing activities:
Proceeds from catalyst lease			0				0
Contributions from PBF LLC related to TVPC			0	(5,000)
Distribution to Parent			12,800
Distribution to members			0	10,000	0	0	0
Proceeds from intercompany notes payable			0	0	0	0	0
Repayments of affiliate notes payable			0
Proceeds from revolver borrowings			0		0	0	0
Proceeds from members' capital contributions					(5,000)	(44,346)	0
Proceeds from Issuance of Other Long-term Debt				0
Repayments of revolver borrowings					0	0	0
Repayments of Debt			0
Business Combination, Payment of Contingent Consideration				0			0
Proceeds from Rail Facility revolver borrowings					0	0
Repayments of Rail Facility revolver borrowings					0	0
Proceeds from 2023 Senior Secured Notes					0
Deferred financing costs					0	0	0
Net cash provided by (used in) financing activities			12,800	5,000	5,000	(44,346)	0
Net increase (decrease) in cash and cash equivalents			1,406	166	(1,259)	(2,016)	0
Cash and equivalents, beginning of period			(3,275)	(2,016)	(2,016)	0	0
Cash and equivalents, end of period	$ (1,869)	$ (1,850)	$ (1,869)	$ (1,850)	$ (3,275)	$ (2,016)	$ 0